UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21318

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Corporate High Yield Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 11/30/2014

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2014 (Unaudited)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Auto Components — 1.2%
The Goodyear Tire & Rubber Co.	729,948	$20,007,875
Lear Corp.	1,032	98,979

		20,106,854

Capital Markets — 2.1%
American Capital Ltd. (a)	1,875,455	28,113,070
Concrete Investments II S.C.A	4,997	—
E*Trade Financial Corp. (a)	246,100	5,613,541
Uranium Participation Corp. (a)	176,860	811,994

		34,538,605

Chemicals — 0.8%
Advanced Emissions Solutions, Inc. (a)	168,580	3,371,600
Huntsman Corp.	373,192	9,523,860
LyondellBasell Industries NV, Class A	38	2,996

		12,898,456

Communications Equipment — 0.4%
Nokia OYJ - ADR	877,870	7,233,649

Containers & Packaging — 0.0%
Smurfit Kappa Group PLC	12,980	299,249

Diversified Consumer Services — 0.6%
Cengage Thomson Learning (a)	211,142	5,510,806
Houghton Mifflin Harcourt Co. (a)	206,188	3,962,933

		9,473,739

Diversified Financial Services — 2.7%
Ally Financial, Inc.	1,101,275	26,188,319
Ally Financial, Inc. (a)	142,289	3,383,633
Citigroup, Inc.	161,430	8,712,377
Kcad Holdings I Ltd. (a)	1,563,279,160	6,253,117

		44,537,446

Diversified Telecommunication Services — 0.4%
Broadview Networks Holdings, Inc. (a)	192,400	365,559
Level 3 Communications, Inc. (a)	115,920	5,796,000

		6,161,559

Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	365,353	4

Energy Equipment & Services (b) — 0.7%
Laricina Energy Ltd. (a)	211,764	6,290,882
Osum Oil Sands Corp. (a)	400,000	4,571,928

		10,862,810

Health Care Providers & Services — 0.0%
HealthSouth Corp.	1,468	60,379

Common Stocks		Shares	Value

Hotels, Restaurants & Leisure — 0.6%
Amaya Gaming Group, Inc. (a)		312,709	$10,621,441

Insurance — 1.0%
American International Group, Inc.		316,865	17,364,202

Media — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A		47,653	369,787

Metals & Mining — 0.2%
African Minerals Ltd. (a)		225,302	35,192
Constellium NV, Class A (a)		195,574	3,080,291
Peninsula Energy Ltd. (a)		40,846,473	728,074

			3,843,557

Oil, Gas & Consumable Fuels — 1.3%
African Petroleum Corp. Ltd. (a)		331,833	28,236
General Maritime Corp.		953,381	17,637,548
Seven Generations Energy Ltd. (a)(b)		216,000	3,050,634

			20,716,418

Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd. (a)		2,147,503	4,894,952
Ainsworth Lumber Co. Ltd. (a)(c)		614,940	1,424,592
Western Forest Products, Inc.		621,145	1,298,604

			7,618,148

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (a)		1,025	28,864

Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. (a)		115,400	3,355,832

Total Common Stocks — 12.7%			210,090,999

Asset-Backed Securities		Par (000)

Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3.70%, 7/15/26 (c)(d)	USD	500	467,500
ALM Loan Funding, Series 2013-7RA (c)(d):
Class C, 3.68%, 4/24/24		2,840	2,672,408
Class D, 5.23%, 4/24/24		2,360	2,168,201
ALM XIV Ltd., Series 2014-14A (c)(d):
Class B, 3.18%, 7/28/26		1,069	1,031,719
Class C, 3.68%, 7/28/26		750	697,138
ALM XIV, Ltd., Series 2014-14A, Class D, 5.08%, 7/28/26 (c)(d)		250	223,269
AMMC CLO 15, Ltd., Series 2014-15A (c)(d)(e):
Class C1, 3.69%, 12/09/26		1,000	990,000

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	1

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

AMMC CLO 15, Ltd., Series 2014-15A (c)(d)(e)(concluded):
Class D, 4.44%, 12/09/26	USD	1,000	$955,000
Apidos CLO XVIII, Series 2014-18A, Class C, 3.88%, 7/22/26 (c)(d)		550	520,030
Ares CLO ltd., Series 2014-32A, Class C, 4.43%, 11/15/25 (c)(d)		1,250	1,214,500
Ares CLO, Ltd., 2.53%, 11/15/25		1,000	992,700
Atlas Senior Loan Fund V, Ltd., Series 2014-1A (c)(d):
Class C, 3.25%, 7/16/26		250	239,912
Class D, 3.70%, 7/16/26		250	228,892
Avalon IV Capital, Ltd., Series 2012-1AR, Class CR, 3.08%, 4/17/23 (c)(d)		850	839,052
Benefit Street Partners CLO, Ltd., Series 2014-IVA, Class C, 3.73%, 7/20/26 (c)(d)		500	460,075
Carlyle Global Market Strategies CLO 2012-2, Ltd., Series 2012-2AR, Class ER, 6.33%, 7/20/23 (c)(d)		580	575,603
Carlyle Global Market Strategies CLO 2014-5, Ltd., Series 2014-5A, Class C, 4.38%, 10/16/25 (c)(d)(e)		1,000	964,770
Cedar Funding, Ltd., Series 2014-3A (c)(d):
Class C, 3.03%, 5/20/26		800	757,147
Class D, 3.79%, 5/20/26		535	493,598
CIFC Funding 2014-II, Ltd., Series 2014-2A, Class A3L, 3.08%, 5/24/26 (c)(d)		500	475,225
CIFC Funding Ltd., Series 2014-3A (c)(d):
Class C1, 2.95%, 7/22/26		500	476,780
Class D, 3.55%, 7/22/26		250	230,840
Dryden Senior Loan Fund, Series 2014-36A, Class D, 3.98%, 11/09/25 (c)(d)(e)		1,000	949,850
Galaxy CLO Ltd., Series 2014-18A, Class C1, 3.23%, 10/15/26 (c)(d)		500	486,372
Gramercy Park CLO, Ltd., Series 2012-1AR, Class DR, 5.73%, 7/17/23 (c)(d)		500	489,791
ING IM CLO 2012-4, Ltd., Series 2012-4A, Class C, 4.73%, 10/15/23 (c)(d)		1,000	992,042
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.73%, 7/15/26 (c)(d)		250	229,990
LCM X LP, Series 10AR, Class ER, 5.73%, 4/15/22 (c)(d)		1,000	977,820

Asset-Backed Securities		Par (000)	Value

Madison Park Funding, Ltd. (c)(d):
3.83%, 7/20/26	USD	500	$473,014
Series 2012-8AR, Class CR, 3.03%, 4/22/22		500	496,333
Series 2012-8AR, Class DR, 4.08%, 4/22/22		250	245,573
Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class D, 3.71%, 8/04/25 (c)(d)		500	460,835
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 3.98%, 11/14/25 (c)(d)(e)		1,500	1,410,600
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class B, 3.38%, 11/14/25 (c)(d)(e)		1,250	1,213,525
Octagon Investment Partners XII, Ltd., Series 2012-1AR, Class ER, 5.73%, 5/05/23 (c)(d)		1,200	1,186,026
Octagon Investment Partners XX Ltd., Series 2014-1A (c)(d):
Class D, 3.89%, 8/12/26		250	235,724
Class E, 5.49%, 8/12/26		250	229,712
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.54%, 11/22/25 (c)(d)(e)		1,000	984,100
Octagon Investment Partners XXII, Ltd., Series 2014-1A (c)(d)(e):
Class B2, 2.59%, 11/22/25		1,000	985,000
Class D1, 4.19%, 11/22/25		1,000	956,000
OZLM IX, Ltd., Series 2014-9A, Class C, 3.83%, 1/20/27 (c)(d)(e)		1,250	1,169,000
Palmer Square CLO, Ltd., Series 2014-1A (c)(d):
Class B, 2.82%, 10/17/22		1,100	1,071,272
Class C, 4.12%, 10/17/22		845	832,676
Class D, 6.02%, 10/17/22		590	584,274
Sound Point CLO, Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (c)(d)(e)		1,500	1,353,750
Steele Creek CLO 2014-1, Ltd., Series 2014-1A, Class B, 2.48%, 8/21/26 (c)(d)		500	485,365
TICP CLO II, Ltd., Series 2014-2A, Class A1A, 1.68%, 7/20/26 (c)(d)		1,000	991,418
Venture CDO, Ltd., Series 2014-17A, Class C, 3.08%, 7/15/26 (c)(d)		500	476,940
Venture XIII CLO, Ltd., Series 2013-13A, Class D, 3.78%, 6/10/25 (c)(d)		1,000	937,189

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	2

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

Voya CLO, Ltd., Series 2014-4A (c)(d):
Class C, 4.23%, 10/14/26	USD	1,750	$1,688,225
Class D, 5.73%, 10/14/26		1,000	927,300
Washington Mill CLO, Ltd., Series 2014-1A (c)(d):
Class C, 3.23%, 4/20/26		515	497,155
Class D, 3.68%, 4/20/26		660	612,239
WhiteHorse IX, Ltd., Series 2014-9A, Class C, 2.92%, 7/17/26 (c)(d)		250	235,289
WhiteHorse, Ltd., Series 2014-1A, Class C, 2.98%, 5/01/26 (c)(d)		680	642,703

Total Asset-Backed Securities — 2.6%			43,181,461

Corporate Bonds

Aerospace — 0.1%
Telefonica SA, Series TIT, 6.00%, 7/24/17 (f)	EUR	900	1,174,277

Aerospace & Defense — 1.5%
B/E Aerospace, Inc., 5.25%, 4/01/22	USD	2,106	2,337,660
CTP Transportation Products LLC/CTP Finance, Inc., 8.25%, 12/15/19 (c)		990	1,054,350
Huntington Ingalls Industries, Inc.:
7.13%, 3/15/21		1,405	1,526,181
5.00%, 12/15/21 (c)(e)		1,160	1,178,850
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (c)		1,140	1,234,050
TransDigm, Inc.:
5.50%, 10/15/20		2,490	2,458,875
6.00%, 7/15/22 (c)		9,680	9,776,800
6.50%, 7/15/24 (c)		6,048	6,168,960

			25,735,726

Air Freight & Logistics — 0.3%
CEVA Group PLC, 9.00%, 9/01/21 (c)		844	810,240
National Air Cargo Group, Inc.:
12.38%, 8/16/15		1,118	1,118,191
12.38%, 9/02/15		1,100	1,099,583

Corporate Bonds		Par (000)	Value

Air Freight & Logistics (concluded)
XPO Logistics, Inc., 7.88%, 9/01/19 (c)	USD	1,400	$1,487,500

			4,515,514

Airlines — 2.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		6,420	6,612,600
Continental Airlines Pass-Through Trust:
Series 1997-4, Class B, 6.90%, 7/02/18		333	347,256
Series 2012-3, Class C, 6.13%, 4/29/18		5,145	5,466,562
Delta Air Lines Pass-Through Trust, Class B:
Series 2009-1, 9.75%, 6/17/18		864	976,092
Series 2010-1, 6.38%, 7/02/17 (c)		2,647	2,752,880
US Airways Pass-Through Trust:
Series 2012-1, Class C, 9.13%, 10/01/15		1,306	1,355,395
Series 2012-2, Class C, 5.45%, 6/03/18		5,720	5,791,500
Series 2013-1, Class B, 5.38%, 5/15/23		5,198	5,288,969
Virgin Australia Trust, Series 2013-1 (c):
Class C, 7.13%, 10/23/18		7,934	8,171,878
Class D, 8.50%, 10/23/16		7,417	7,602,360

			44,365,492

Auto Components — 3.1%
Affinia Group, Inc., 7.75%, 5/01/21		3,109	3,194,498
Autodis SA, 6.50%, 2/01/19	EUR	265	333,468
CNH Industrial Finance Europe SA, 2.75%, 3/18/19		1,527	1,924,833
Dana Holding Corp., 6.75%, 2/15/21	USD	200	212,500
Delphi Corp., 6.13%, 5/15/21		420	456,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		352	348,040
4.88%, 3/15/19		8,850	8,960,625
6.00%, 8/01/20		2,973	3,095,488
5.88%, 2/01/22		2,797	2,852,940
IDQ Holdings, Inc., 11.50%, 4/01/17 (c)		2,155	2,295,075
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	490	630,677

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	3

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Auto Components (concluded)
Schaeffler Holding Finance BV:
2.75%, 5/15/19	USD	1,515	$1,900,348
5.75%, 11/15/21 (g)		800	1,048,228
(6.25% Cash or 0.00% PIK), 6.25%, 11/15/19 (c)(g)		2,860	2,992,275
(6.75% Cash or 0.00% PIK), 6.75%, 11/15/22 (c)(g)		5,351	5,645,305
(6.88% Cash or 7.63% PIK), 6.88%, 8/15/18 (c)(g)		2,400	2,511,000
(6.88% Cash), 6.88%, 8/15/18 (g)	EUR	1,660	2,172,494
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		719	942,733
Titan International, Inc., 6.88%, 10/01/20	USD	2,505	2,304,600
UCI International, Inc., 8.63%, 2/15/19		7,080	6,796,800

			50,618,677

Automobiles — 1.0%
General Motors Co.:
4.88%, 10/02/23		940	996,400
6.25%, 10/02/43		3,705	4,307,062
5.20%, 4/01/45		4,015	4,127,019
Jaguar Land Rover Automotive PLC:
8.25%, 3/15/20	GBP	2,269	3,910,291
5.00%, 2/15/22		1,555	2,550,355

			15,891,127

Banks — 1.2%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (d)(h)	EUR	1,000	1,272,858
Banco Espirito Santo SA:
4.75%, 1/15/18		1,900	2,256,240
4.00%, 1/21/19		100	115,983
CIT Group, Inc.:
5.25%, 3/15/18	USD	4,320	4,553,280
6.63%, 4/01/18 (c)		1,400	1,526,000
5.50%, 2/15/19 (c)		6,919	7,334,140
6.00%, 4/01/36		2,800	2,747,500
HSH Nordbank AG, 0.88%, 2/14/17 (d)	EUR	665	696,443

			20,502,444

Beverages — 0.1%
Hydra Dutch Holdings 2BV, 5.58%, 4/15/19 (d)		1,355	1,516,387

Building Products — 2.0%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (c)	USD	1,715	1,732,150

Corporate Bonds		Par (000)	Value

Building Products (concluded)
BMBG Bond Finance SCA, 5.08%, 10/15/20 (d)	EUR	1,020	$1,270,856
Builders FirstSource, Inc., 7.63%, 6/01/21 (c)	USD	1,503	1,555,605
Building Materials Corp. of America (c):
6.75%, 5/01/21		2,490	2,679,862
5.38%, 11/15/24		5,540	5,540,000
Cemex Finance LLC, 6.00%, 4/01/24 (c)	USD	1,080	1,081,350
Cemex SAB de CV (c):
5.88%, 3/25/19		1,335	1,348,350
5.70%, 1/11/25		2,215	2,137,475
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)		3,590	3,778,475
Momentive Performance Materials, Inc., 3.88%, 10/24/21		3,738	3,270,750
Ply Gem Industries, Inc., 6.50%, 2/01/22 (c)		3,550	3,434,625
USG Corp., 9.75%, 1/15/18		3,935	4,525,250

			32,354,748

Capital Markets — 1.7%
American Capital Ltd., 6.50%, 9/15/18 (c)		3,840	4,051,200
Blackstone CQP Holdco LP, 9.30%, 3/18/19		17,779	17,957,116
E*Trade Financial Corp.:
0.00%, 8/31/19 (c)(f)(i)		1,206	2,659,984
5.38%, 11/15/22		2,857	2,885,570
Series A, 0.00%, 8/31/19 (f)(i)		373	822,698

			28,376,568

Chemicals — 1.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV:
5.75%, 2/01/21	EUR	500	655,920
7.38%, 5/01/21 (c)	USD	1,760	1,900,800
Axiall Corp., 4.88%, 5/15/23		629	608,558
Basell Finance Co. BV, 8.10%, 3/15/27 (c)		2,115	2,840,726
Celanese US Holdings LLC:
3.25%, 10/15/19	EUR	533	694,240
5.88%, 6/15/21	USD	1,848	1,991,220
4.63%, 11/15/22		1,565	1,568,912
Huntsman International LLC:
8.63%, 3/15/21		945	1,025,325
5.13%, 4/15/21	EUR	1,779	2,321,707
INEOS Finance PLC, 8.38%, 2/15/19 (c)	USD	100	106,750
INEOS Group Holdings SA:
6.13%, 8/15/18 (c)		1,015	998,608

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	4

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Chemicals (concluded)
INEOS Group Holdings SA (concluded):
6.50%, 8/15/18	EUR	378	$477,075
5.75%, 2/15/19		400	491,347
LSB Industries, Inc., 7.75%, 8/01/19	USD	728	771,680
Montichem Holdco SA, 5.25%, 6/15/21	EUR	311	383,890
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18	USD	510	499,800
NOVA Chemicals Corp., 5.00%, 5/01/25 (c)		1,135	1,173,306
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		1,501	1,568,545

			20,078,409

Commercial Services & Supplies — 3.0%
AA Bond Co., Ltd., 9.50%, 7/31/43	GBP	996	1,713,888
Abengoa Greenfield SA, 6.50%, 10/01/19 (c)	USD	3,326	2,926,880
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,546	1,623,300
ARAMARK Corp., 5.75%, 3/15/20		3,608	3,725,260
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		3,002	3,422,280
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/01/23		720	727,200
Bilbao Luxembourg SA, (10.5% Cash or 11.25% PIK), 10.50%, 12/01/18 (g)	EUR	400	521,006
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)	USD	1,558	1,558,000
Covanta Holding Corp.:
6.38%, 10/01/22		2,300	2,443,750
5.88%, 3/01/24		1,180	1,209,500
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (c)		2,738	2,696,930
Mobile Mini, Inc., 7.88%, 12/01/20		2,040	2,182,800
Mustang Merger Corp., 8.50%, 8/15/21 (c)		2,688	2,661,120
United Rentals North America, Inc.:
7.38%, 5/15/20		1,890	2,041,200
8.25%, 2/01/21		2,168	2,357,700
7.63%, 4/15/22		9,095	10,049,975
6.13%, 6/15/23		1,055	1,115,662
5.75%, 11/15/24		3,826	3,969,475
Verisure Holding AB:
8.75%, 9/01/18	EUR	790	1,048,632

Corporate Bonds		Par (000)	Value

Commercial Services & Supplies (concluded)
Verisure Holding AB (concluded):
8.75%, 12/01/18	EUR	378	$893,329

			48,887,887

Communications Equipment — 2.0%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (c)	USD	1,735	1,748,013
6.75%, 11/15/20 (c)		3,755	3,895,812
6.45%, 3/15/29		4,078	3,970,952
Avaya, Inc. (c):
7.00%, 4/01/19		1,505	1,471,138
10.50%, 3/01/21		1,355	1,182,238
CommScope, Inc. (c):
5.00%, 6/15/21		1,475	1,475,000
5.50%, 6/15/24		1,413	1,405,935
Nokia OYJ:
5.00%, 10/26/17	EUR	800	2,759,663
6.63%, 5/15/39	USD	1,961	2,137,490
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		5,153	5,500,827
10.13%, 7/01/20		6,167	6,937,875

			32,484,943

Construction & Engineering — 1.1%
AECOM Technology Corp. (c):
5.75%, 10/15/22		1,016	1,064,260
5.88%, 10/15/24		3,727	3,941,302
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	960	1,134,027
Astaldi SpA, 7.13%, 12/01/20		2,654	3,415,951
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)	USD	1,032	1,070,700
H&E Equipment Services, Inc., 7.00%, 9/01/22		2,462	2,615,875
Novafives SAS:
4.08%, 6/30/20 (d)	EUR	455	564,072
4.50%, 6/30/21		320	395,218
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)	USD	2,852	2,875,244
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		862	846,053

			17,922,702

Construction Materials — 2.2%
HD Supply, Inc.:
11.00%, 4/15/20		9,123	10,445,835
7.50%, 7/15/20		12,975	13,688,625
5.25%, 12/15/21 (c)(e)		9,862	10,071,567
Kerneos Tech Group SAS:
4.92%, 3/01/21 (d)	EUR	194	238,093
5.75%, 3/01/21		262	325,784

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	5

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Construction Materials (concluded)
Officine MaccaFerri SpA, 5.75%, 6/01/21	EUR	780	$955,828

			35,725,732

Consumer Finance — 0.2%
Ford Motor Credit Co. LLC:
12.00%, 5/15/15	USD	1,120	1,176,472
6.63%, 8/15/17		361	405,955
8.13%, 1/15/20		500	625,764
IVS F. SpA, 7.13%, 4/01/20	EUR	1,029	1,289,879
Springleaf Finance Corp., 8.25%, 10/01/23	USD	449	511,860

			4,009,930

Containers & Packaging — 1.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (c)		1,504	1,507,760
6.00%, 6/30/21 (c)		1,825	1,806,750
4.25%, 1/15/22	EUR	1,855	2,303,832
Ball Corp., 4.00%, 11/15/23	USD	1,129	1,083,840
Beverage Packaging Holdings Luxembourg II SA (c):
5.63%, 12/15/16		2,113	2,118,283
6.00%, 6/15/17		2,137	2,131,657
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		93	97,766
Crown European Holdings SA, 4.00%, 7/15/22	EUR	1,325	1,738,188
OI European Group BV, 4.88%, 3/31/21		1,057	1,437,492
Pactiv LLC:
7.95%, 12/15/25	USD	4,267	4,437,680
8.38%, 4/15/27		736	776,480
Sealed Air Corp. (c):
8.38%, 9/15/21		150	168,750
5.13%, 12/01/24		1,395	1,398,488
SGD Group SAS, 5.63%, 5/15/19	EUR	405	493,525
Tekni-Plex, Inc., 9.75%, 6/01/19 (c)	USD	1,907	2,088,165

			23,588,656

Distributors — 0.3%
VWR Funding, Inc., 7.25%, 9/15/17		4,254	4,456,576

Diversified Consumer Services — 0.3%
Laureate Education, Inc., 9.75%, 9/01/19 (c)		4,820	5,000,750

Diversified Financial Services — 5.0%
Ally Financial, Inc.:
5.13%, 9/30/24		1,141	1,163,820

Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Ally Financial, Inc. (concluded):
8.00%, 11/01/31	USD	20,579	$25,864,083
Bank of America Corp. (d)(h):
Series X, 6.25%		6,860	6,821,412
Series Z, 6.50%		2,445	2,515,294
CE Energy AS, 7.00%, 2/01/21	EUR	745	946,519
Co-Operative Group Holdings, 6.88%, 7/08/20 (j)	GBP	730	1,168,766
DFC Finance Corp., 10.50%, 6/15/20 (c)	USD	2,745	2,518,538
Ford Motor Credit Co. LLC, 5.88%, 8/02/21		200	232,536
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	2,437	3,989,637
HSH Nordbank AG, 0.92%, 2/14/17 (d)	EUR	313	328,640
Jarden Corp., 1.88%, 9/15/18 (f)	USD	100	147,250
Jefferies Finance LLC/JFIN Co-Issuer Corp. (c):
7.38%, 4/01/20		3,410	3,290,650
6.88%, 4/15/22		2,987	2,792,845
JPMorgan Chase & Co., 6.75% (d)(h)		5,674	6,042,810
Lehman Brother Holding Escrow, 1.00%, 9/22/18		430	62,888
Lehman Brothers Holdings, Inc.:
4.75%, 1/16/15	EUR	1,890	399,521
1.00%, 2/05/15		3,950	798,140
5.38%, 10/17/15		350	73,985
1.00%, 12/31/49	USD	1,535	224,494
Leucadia National Corp., 8.13%, 9/15/15		4,503	4,743,910
MSCI, Inc., 5.25%, 11/15/24 (c)		3,204	3,324,150
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19		3,405	3,549,712
7.88%, 8/15/19		728	775,320
9.88%, 8/15/19		3,015	3,248,662
5.75%, 10/15/20		7,182	7,388,482

			82,412,064

Diversified Telecommunication Services — 3.3%
CenturyLink, Inc.:
6.45%, 6/15/21		1,125	1,226,250
Series V, 5.63%, 4/01/20		5,420	5,718,100
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (c)		2,350	2,267,750
Frontier Communications Corp.:
8.50%, 4/15/20		1,805	2,066,725
6.25%, 9/15/21		2,935	2,997,516
Level 3 Communications, Inc., 8.88%, 6/01/19		1,780	1,904,600

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	6

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
8.13%, 7/01/19	USD	5,885	$6,267,525
7.00%, 6/01/20		2,395	2,559,656
8.63%, 7/15/20		6,175	6,715,313
Telecom Italia Capital SA:
6.38%, 11/15/33		745	759,900
6.00%, 9/30/34		740	741,850
Telecom Italia SpA:
6.13%, 11/15/16 (f)	EUR	1,400	2,093,348
6.38%, 6/24/19	GBP	900	1,537,644
4.88%, 9/25/20	EUR	870	1,190,640
4.50%, 1/25/21		1,350	1,820,796
5.88%, 5/19/23	GBP	1,900	3,182,383
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22	EUR	1,362	1,858,703
6.75%, 8/15/24		1,982	2,774,638
TW telecom holdings, Inc., 5.38%, 10/01/22	USD	2,236	2,532,270
Windstream Corp.:
7.75%, 10/15/20		1,648	1,729,576
7.75%, 10/01/21		1,720	1,799,550
6.38%, 8/01/23		315	303,975

			54,048,708

Electric Utilities — 0.4%
Homer City Generation LP (g):
(8.14% Cash), 8.14%, 10/01/19		806	833,259
(8.73% Cash), 8.73%, 10/01/26		2,128	2,215,758
Mirant Mid Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		989	1,063,168
Series C, 10.06%, 12/30/28		2,237	2,449,493

			6,561,678

Electrical Equipment — 0.4%
Belden, Inc., 5.50%, 4/15/23	EUR	1,602	2,035,445
International Wire Group Holdings, Inc., 8.50%, 10/15/17 (c)	USD	1,421	1,506,260
Techem Energy Metering Service GmbH & Co., 7.88%, 10/01/20	EUR	210	288,778
Trionista Holdco GmbH, 5.00%, 4/30/20		1,405	1,812,562
Trionista TopCo GmbH, 6.88%, 4/30/21		418	552,247

			6,195,292

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC/CDW Finance Corp., 8.50%, 4/01/19	USD	102	108,248

Corporate Bonds		Par (000)	Value

Electronic Equipment, Instruments & Components (concluded)
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	1,310	$1,513,050

			1,621,298

Energy Equipment & Services — 1.6%
Atwood Oceanics, Inc., 6.50%, 2/01/20		780	717,600
Calfrac Holdings LP, 7.50%, 12/01/20 (c)		3,978	3,580,200
CGG SA, 7.75%, 5/15/17		499	494,010
Gates Global LLC / Gates Global Co., 5.75%, 7/15/22	EUR	110	126,521
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21	USD	283	280,170
MEG Energy Corp. (c):
6.50%, 3/15/21		3,601	3,312,920
7.00%, 3/31/24		6,056	5,495,820
Peabody Energy Corp.:
6.00%, 11/15/18		3,526	3,358,515
6.25%, 11/15/21		2,174	2,038,125
7.88%, 11/01/26		2,795	2,585,375
Pioneer Energy Services Corp., 6.13%, 3/15/22 (c)		163	132,030
Precision Drilling Corp.:
6.63%, 11/15/20		425	412,250
5.25%, 11/15/24 (c)		4,147	3,524,950

			26,058,486

Food & Staples Retailing — 0.6%
Bakkavor Finance 2 PLC:
8.25%, 2/15/18	GBP	1,427	2,311,624
8.75%, 6/15/20		795	1,303,979
Brakes Capital, 7.13%, 12/15/18		830	1,283,495
Labeyrie Fine Foods SAS, 5.63%, 3/15/21	EUR	250	315,525
Premier Foods Finance PLC, 6.50%, 3/15/21	GBP	159	221,466
R&R Ice Cream PLC:
4.75%, 5/15/20	EUR	745	914,791
5.50%, 5/15/20	GBP	200	304,602
(9.25% Cash or 10.00% PIK), 9.25%, 5/15/18 (g)	EUR	823	1,034,274
Rite Aid Corp., 9.25%, 3/15/20	USD	2,080	2,293,200

			9,982,956

Food Products — 0.6%
Anna Merger Sub, Inc., 7.75%, 10/01/22 (c)		2,155	2,208,875
Boparan Finance PLC:
5.25%, 7/15/19	GBP	165	233,122
4.38%, 7/15/21	EUR	440	478,728
5.50%, 7/15/21	GBP	625	842,113
Findus Bondco SA:
9.13%, 7/01/18	EUR	830	1,091,407

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	7

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Food Products (concluded)
Findus Bondco SA (concluded):
9.50%, 7/01/18	GBP	465	$762,647
Smithfield Foods, Inc.:
5.88%, 8/01/21 (c)	USD	891	944,460
6.63%, 8/15/22		1,516	1,641,070
Univeg Holding BV, 7.88%, 11/15/20	EUR	595	658,469
The WhiteWave Foods Co., 5.38%, 10/01/22	USD	950	997,500

			9,858,391

Health Care Equipment & Supplies — 0.6%
3AB Optique Development SAS, 5.63%, 4/15/19	EUR	900	1,023,981
Biomet, Inc., 6.50%, 10/01/20	USD	2,801	2,966,259
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		2,106	2,211,300
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (c)		1,580	1,690,600
IDH Finance PLC:
6.00%, 12/01/18	GBP	614	957,150
6.00%, 12/01/18 (c)		200	311,775
Teleflex, Inc., 6.88%, 6/01/19	USD	1,635	1,712,662

			10,873,727

Health Care Providers & Services — 5.5%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22 (c)		1,145	1,147,863
Alere, Inc.:
7.25%, 7/01/18		802	848,115
8.63%, 10/01/18		2,834	2,940,275
Amsurg Corp., 5.63%, 7/15/22 (c)		3,928	4,026,200
Care UK Health & Social Care PLC, 5.56%, 7/15/19 (d)	GBP	1,253	1,828,011
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	2,125	2,186,094
6.88%, 2/01/22 (c)		3,948	4,179,945
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (c)	EUR	1,907	2,469,074
Crown Newco 3 PLC, 7.00%, 2/15/18	GBP	180	292,386
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24	USD	5,166	5,298,379
HCA Holdings, Inc., 7.75%, 5/15/21		6,486	6,956,235
HCA, Inc.:
3.75%, 3/15/19		2,911	2,899,720
6.50%, 2/15/20		7,530	8,330,062
5.88%, 3/15/22		3,565	3,876,938
4.75%, 5/01/23		1,487	1,496,294
5.88%, 5/01/23		4,096	4,326,400

Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
HCA, Inc. (concluded):
5.00%, 3/15/24	USD	1,250	$1,265,625
Hologic, Inc., 6.25%, 8/01/20		6,719	6,958,364
Kindred Healthcare, Inc., 6.38%, 4/15/22 (c)		931	898,415
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (c)		1,280	1,334,400
Omnicare, Inc.:
4.75%, 12/01/22		793	804,895
5.00%, 12/01/24		501	511,020
Priory Group No. 3 PLC, 7.00%, 2/15/18 (c)	GBP	1,235	2,005,929
Tenet Healthcare Corp.:
6.25%, 11/01/18	USD	1,308	1,415,910
5.00%, 3/01/19 (c)		4,753	4,681,705
4.75%, 6/01/20		2,575	2,607,188
6.00%, 10/01/20		3,835	4,079,481
4.50%, 4/01/21		74	72,705
4.38%, 10/01/21		4,005	3,914,887
8.13%, 4/01/22		4,692	5,243,310
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	786	1,252,286

			90,148,111

Health Care Technology — 0.0%
IMS Health, Inc., 6.00%, 11/01/20 (c)	USD	795	816,863

Hotels, Restaurants & Leisure — 4.5%
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20		30,210	23,949,562
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (c)(g)		654	658,905
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		2,545	2,662,706
5.50%, 12/01/24 (e)		5,612	5,597,970
Cedar Funding Ltd., 5.38%, 6/01/24 (c)		1,070	1,067,325
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	3,103	4,003,503
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (f)	GBP	400	588,249
Enterprise Inns PLC, 6.50%, 12/06/18		1,598	2,574,702
Gamenet SpA, 7.25%, 8/01/18	EUR	1,255	1,360,002
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19		2,164	2,832,094
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18	USD	894	916,350
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (c)		1,220	1,241,350

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	8

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	613	$686,850
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		2,140	2,804,011
MGM Resorts International, 6.00%, 3/15/23	USD	3,560	3,613,400
New Red Finance, Inc., 6.00%, 4/01/22 (c)		3,735	3,828,375
Regal Entertainment Group, 5.75%, 2/01/25		489	453,548
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		3,247	3,255,117
Snai SpA, 7.63%, 6/15/18	EUR	1,025	1,294,177
Station Casinos LLC, 7.50%, 3/01/21	USD	5,095	5,375,225
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(k)		1,850	—
The Unique Pub Finance Co. PLC, Series A3, 6.54%, 3/30/21	GBP	2,143	3,447,336
Vougeot Bidco PLC, 7.88%, 7/15/20		920	1,497,870
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 3/15/22	USD	689	699,335

			74,407,962

Household Durables — 2.8%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (c)		1,262	1,230,450
Beazer Homes USA, Inc.:
6.63%, 4/15/18		215	225,213
5.75%, 6/15/19		3,638	3,492,480
7.50%, 9/15/21		2,710	2,730,325
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (c)		2,275	2,411,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (c)		1,604	1,684,200
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (c)		4,360	4,610,700
PulteGroup, Inc., 6.38%, 5/15/33		2,050	2,085,875
The Ryland Group, Inc., 6.63%, 5/01/20		1,900	2,028,250
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	878	1,201,470
Standard Pacific Corp.:
10.75%, 9/15/16	USD	6,920	7,923,400
8.38%, 1/15/21		4,270	4,931,850

Corporate Bonds		Par (000)	Value

Household Durables (concluded)
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (c):
7.75%, 4/15/20	USD	1,650	$1,765,500
5.25%, 4/15/21		1,484	1,491,420
Tri Pointe Holdings, Inc. (c):
4.38%, 6/15/19		2,270	2,247,300
5.88%, 6/15/24		1,540	1,570,800
William Lyon Homes, Inc., 8.50%, 11/15/20		4,579	4,991,110

			46,621,843

Household Products — 0.3%
Ontex IV SA, 9.00%, 4/15/19	EUR	1,163	1,552,423
Spectrum Brands, Inc.:
6.75%, 3/15/20	USD	535	565,094
6.38%, 11/15/20		2,125	2,247,188
6.63%, 11/15/22		1,385	1,475,025

			5,839,730

Independent Power and Renewable Electricity Producers — 1.7%
Baytex Energy Corp. (c):
5.13%, 6/01/21		944	868,480
5.63%, 6/01/24		335	299,825
Calpine Corp.:
6.00%, 1/15/22 (c)		676	721,630
5.38%, 1/15/23		4,144	4,200,980
5.88%, 1/15/24 (c)		1,999	2,123,938
5.75%, 1/15/25		4,814	4,898,245
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 7.38%, 11/01/22 (c)		1,290	1,357,725
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/19 (c)		5,520	5,740,800
MPM Escrow LLC, 8.88%, 10/15/20		3,738	—
NRG Energy, Inc.:
7.88%, 5/15/21		1,190	1,288,175
6.25%, 5/01/24 (c)		1,800	1,840,500
NRG REMA LLC:
Series B, 9.24%, 7/02/17		117	124,218
Series C, 9.68%, 7/02/26		1,400	1,512,000
QEP Resources, Inc.:
5.38%, 10/01/22		1,843	1,750,850
5.25%, 5/01/23		800	752,000

			27,479,366

Insurance — 1.2%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (c)		6,232	6,434,540

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	9

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Insurance (concluded)
CNO Financial Group, Inc., 6.38%, 10/01/20 (c)	USD	1,244	$1,324,860
Galaxy Bidco Ltd., 6.38%, 11/15/20	GBP	600	909,084
Genworth Holdings, Inc., 4.80%, 2/15/24	USD	1,120	978,032
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (c)		3,920	4,067,000
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)	USD	3,650	3,905,500
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	775	1,236,044
TMF Group Holding BV, 9.88%, 12/01/19	EUR	1,140	1,460,343

			20,315,403

Internet Software & Services — 0.5%
Cerved Group SpA:
6.38%, 1/15/20		601	795,889
8.00%, 1/15/21		400	540,988
Equinix, Inc.:
5.38%, 1/01/22	USD	1,110	1,115,550
5.75%, 1/01/25		1,172	1,180,790
Interactive Data Corp., 5.88%, 4/15/19 (c)		4,101	4,116,379

			7,749,596

IT Services — 3.8%
Ceridian Corp., 8.88%, 7/15/19 (c)		10,750	11,932,500
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		12,854	14,332,210
Epicor Software Corp., 8.63%, 5/01/19		3,077	3,238,543
First Data Corp.:
7.38%, 6/15/19 (c)		5,373	5,655,082
8.88%, 8/15/20 (c)		2,745	2,950,875
6.75%, 11/01/20 (c)		3,815	4,062,975
8.25%, 1/15/21 (c)		1,394	1,491,580
10.63%, 6/15/21		2,111	2,406,540
11.75%, 8/15/21		5,966	6,905,645
(8.75% Cash or 10.00% PIK), 8.75%, 1/15/22 (c)(g)		365	392,375
SunGard Data Systems, Inc., 6.63%, 11/01/19		6,865	7,002,300
WEX, Inc., 4.75%, 2/01/23 (c)		2,728	2,646,160

			63,016,785

Machinery — 0.2%
Galapagos SA, 5.38%, 6/15/21	EUR	325	396,443
Selecta Group BV, 6.50%, 6/15/20		1,060	1,239,106

Corporate Bonds		Par (000)	Value

Machinery (concluded)
SPX Corp., 6.88%, 9/01/17	USD	980	$1,076,775

			2,712,324

Media — 11.9%
Adria Bidco BV, 7.88%, 11/15/20	EUR	600	789,342
Altice Financing SA, 6.50%, 1/15/22 (c)	USD	2,410	2,434,100
Altice SA:
7.25%, 5/15/22	EUR	2,010	2,599,308
7.75%, 5/15/22 (c)	USD	2,645	2,734,269
AMC Networks, Inc.:
7.75%, 7/15/21		480	522,000
4.75%, 12/15/22		1,613	1,592,838
Cablevision Systems Corp., 5.88%, 9/15/22		3,070	3,123,725
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. (c):
5.25%, 2/15/22		650	666,250
5.63%, 2/15/24		568	585,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		3,986	3,966,070
5.13%, 2/15/23		3,015	2,954,700
CCOH Safari LLC:
5.50%, 12/01/22		5,024	5,080,520
5.75%, 12/01/24		9,936	9,998,100
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20		3,439	—
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		4,069	4,235,829
6.50%, 11/15/22		11,724	12,207,465
Clearwire Communications LLC / Clearwire Finance, Inc., 8.25%, 12/01/40 (c)(f)		4,706	5,176,600
Columbus International, Inc., 7.38%, 3/30/21 (c)		3,455	3,679,575
Consolidated Communications, Inc., 6.50%, 10/01/22 (c)		1,250	1,262,500
DISH DBS Corp.:
4.25%, 4/01/18		3,209	3,265,157
5.13%, 5/01/20		4,652	4,707,242
5.88%, 11/15/24 (c)		6,239	6,285,792
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (c)		901	939,293
Gannett Co., Inc. (c):
5.13%, 10/15/19		857	890,209
5.13%, 7/15/20		506	522,445
4.88%, 9/15/21		1,827	1,836,135
6.38%, 10/15/23		1,314	1,414,193
5.50%, 9/15/24		1,308	1,325,985

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	10

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Media (continued)
Gray Television, Inc., 7.50%, 10/01/20	USD	1,743	$1,804,005
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (c)		4,510	4,961,000
iHeartCommunications, Inc.:
9.00%, 12/15/19		3,789	3,722,692
9.00%, 3/01/21		1,127	1,098,825
9.00%, 9/15/22 (c)		3,845	3,748,875
Inmarsat Finance PLC, 4.88%, 5/15/22 (c)		2,805	2,797,987
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		1,040	1,084,200
5.50%, 8/01/23		5,015	4,939,775
Intelsat Luxembourg SA, 6.75%, 6/01/18		5,500	5,637,500
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (c)		987	1,051,155
Media General Financing Sub, Inc., 5.88%, 11/15/22 (c)		1,292	1,298,460
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)		3,901	4,018,030
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		2,039	2,110,365
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		1,023	1,063,920
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)		1,545	1,556,588
Numericable Group SA:
5.38%, 5/15/22	EUR	890	1,162,004
6.00%, 5/15/22 (c)	USD	7,205	7,318,623
5.63%, 5/15/24	EUR	1,785	2,336,085
6.25%, 5/15/24 (c)	USD	4,285	4,365,344
Play Finance 2 SA, 5.25%, 2/01/19	EUR	1,070	1,387,038
Radio One, Inc., 9.25%, 2/15/20 (c)	USD	2,686	2,565,130
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)		2,020	2,161,400
Sinclair Television Group, Inc., 5.63%, 8/01/24 (c)		894	871,650
Sirius XM Radio, Inc. (c):
4.25%, 5/15/20		2,309	2,291,683
5.75%, 8/01/21		1,811	1,892,495
Sterling Entertainment Corp., 10.00%, 12/15/19		4,810	4,906,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
7.50%, 3/15/19	EUR	4,494	5,894,716
5.50%, 1/15/23 (c)	USD	2,550	2,652,000

Corporate Bonds		Par (000)	Value

Media (concluded)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (concluded):
5.63%, 4/15/23	EUR	208	$284,501
Unitymedia KabelBW GmbH, 9.50%, 3/15/21		2,061	2,882,890
Univision Communications, Inc. (c):
8.50%, 5/15/21	USD	1,597	1,716,775
5.13%, 5/15/23		3,720	3,896,700
UPCB Finance II Ltd., 6.38%, 7/01/20 (c)	EUR	4,437	5,799,999
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	5,502	9,070,752
VTR Finance BV, 6.88%, 1/15/24 (c)	USD	1,727	1,817,668
Wave Holdco LLC / Wave Holdco Corp., 8.25%, 7/15/19 (c)(f)		2,710	2,804,850
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)		2,248	2,439,080

			196,206,352

Metals & Mining — 4.0%
Alcoa, Inc.:
6.15%, 8/15/20		710	803,028
5.13%, 10/01/24		6,501	6,850,968
Arch Coal, Inc.:
7.00%, 6/15/19		1,614	649,635
7.25%, 10/01/20		678	294,930
7.25%, 6/15/21		500	182,500
Constellium NV:
4.63%, 5/15/21	EUR	1,270	1,543,650
5.75%, 5/15/24 (c)	USD	3,385	3,249,600
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	1,954	2,357,053
First Quantum Minerals Ltd. (c):
6.75%, 2/15/20	USD	1,954	1,875,840
7.25%, 5/15/22		583	562,595
Global Brass & Copper, Inc., 9.50%, 6/01/19		4,660	5,085,225
Imperial Metals Corp., 7.00%, 3/15/19 (c)		230	215,050
Kaiser Aluminum Corp., 8.25%, 6/01/20		1,240	1,360,900
Novelis, Inc., 8.75%, 12/15/20		12,130	13,161,050
Ovako AB, 6.50%, 6/01/19	EUR	606	742,228
Peabody Energy Corp., 6.50%, 9/15/20	USD	1,505	1,410,938
Peninsula Energy Ltd., 11.00%, 12/14/14		1,888	1,888,157
Perstorp Holding AB, 8.75%, 5/15/17 (c)		990	1,014,750
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		1,740	1,774,800

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	11

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Metals & Mining (concluded)
Steel Dynamics, Inc.:
5.13%, 10/01/21 (c)	USD	3,085	$3,200,688
6.38%, 8/15/22		1,345	1,445,875
5.25%, 4/15/23		1,168	1,211,800
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	2,040	2,668,584
Vedanta Resources PLC, 8.25%, 6/07/21 (c)	USD	1,565	1,580,650
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)		10,804	11,560,280

			66,690,774

Multiline Retail — 1.0%
CST Brands, Inc., 5.00%, 5/01/23		2,083	2,098,623
Debenhams PLC, 5.25%, 7/15/21	GBP	1,155	1,740,966
Dufry Finance SCA, 5.50%, 10/15/20 (c)	USD	1,927	2,028,360
Hema Bondco I BV, 6.25%, 6/15/19	EUR	2,105	2,244,474
The Neiman Marcus Group Ltd., 8.00%, 10/15/21 (c)	USD	7,817	8,325,105

			16,437,528

Oil, Gas & Consumable Fuels — 11.2%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21		1,325	1,381,312
6.13%, 7/15/22		1,520	1,611,200
4.88%, 3/15/24		1,861	1,898,220
Antero Resources Finance Corp., 5.38%, 11/01/21		1,942	1,917,725
Athlon Holdings LP/Athlon Finance Corp.:
7.38%, 4/15/21		684	782,325
6.00%, 5/01/22 (c)		1,314	1,422,405
Berry Petroleum Co., 6.38%, 9/15/22		1,755	1,509,300
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		637	605,150
5.75%, 2/01/23		3,254	2,863,520
California Resources Corp., 6.00%, 11/15/24 (c)		6,249	5,573,327
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		671	681,065
Chaparral Energy, Inc., 7.63%, 11/15/22		1,220	1,116,300
Chesapeake Energy Corp.:
6.63%, 8/15/20		1,632	1,799,280
6.88%, 11/15/20		1,641	1,837,920
6.13%, 2/15/21		524	567,230
4.88%, 4/15/22		3,240	3,207,600
5.75%, 3/15/23		2,223	2,356,380

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co., 4.38%, 6/01/24	USD	1,349	$1,332,137
Concho Resources, Inc.:
5.50%, 10/01/22		2,016	2,056,320
5.50%, 4/01/23		2,253	2,219,205
CONSOL Energy, Inc., 5.88%, 4/15/22 (c)		11,028	11,000,430
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (c)		3,710	3,617,250
Denbury Resources, Inc., 5.50%, 5/01/22		1,481	1,388,437
Diamondback Energy, Inc., 7.63%, 10/01/21 (c)		2,877	2,992,080
El Paso LLC:
7.80%, 8/01/31		2,547	3,191,949
7.75%, 1/15/32		5,669	7,165,616
Energy Transfer Equity LP, 5.88%, 1/15/24		7,967	8,445,020
Energy XXI Gulf Coast, Inc.:
7.75%, 6/15/19		531	424,800
6.88%, 3/15/24 (c)		263	197,250
EnQuest PLC, 7.00%, 4/15/22 (c)		533	421,070
EV Energy Partners LP/EV Energy Finance Corp., 8.00%, 4/15/19		820	787,200
Halcon Resources Corp.:
9.75%, 7/15/20		2,146	1,641,690
8.88%, 5/15/21		4,236	3,261,720
9.25%, 2/15/22		1,257	993,030
Hilcorp Energy I LP/Hilcorp Finance Co. (c):
7.63%, 4/15/21		1,472	1,530,880
5.00%, 12/01/24		2,448	2,264,400
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22 (c)		1,400	1,263,500
Kinder Morgan, Inc. (c):
5.00%, 2/15/21		1,130	1,206,275
5.63%, 11/15/23		1,146	1,256,303
Laredo Petroleum, Inc., 7.38%, 5/01/22		788	795,880
Legacy Reserves LP/Legacy Reserves Finance Corp.:
6.63%, 12/01/21		843	741,840
6.63%, 12/01/21 (c)		1,390	1,223,200
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		1,628	1,456,042
8.63%, 4/15/20		4,840	4,380,200
7.75%, 2/01/21		365	324,850

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	12

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22	USD	674	$707,700
4.50%, 7/15/23		1,720	1,677,000
Memorial Production Partners LP/Memorial Production Finance Corp., 7.63%, 5/01/21		1,091	981,900
Memorial Resource Development Corp., 5.88%, 7/01/22 (c)		4,971	4,722,450
Newfield Exploration Co., 6.88%, 2/01/20		4,325	4,470,969
NGPL PipeCo LLC (c):
7.12%, 12/15/17		3,130	3,239,550
9.63%, 6/01/19		891	955,598
Oasis Petroleum, Inc., 6.50%, 11/01/21		1,625	1,572,187
Offshore Group Investment Ltd., 7.50%, 11/01/19		1,370	1,027,500
Pacific Drilling SA, 5.38%, 6/01/20 (c)		2,069	1,634,510
Parsley Energy LLC / Parsley Finance Corp., 7.50%, 2/15/22 (c)		4,536	4,428,270
PDC Energy, Inc., 7.75%, 10/15/22		995	1,001,219
Penn Virginia Corp., 8.50%, 5/01/20		1,067	994,978
Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 6.50%, 5/15/21		1,193	1,234,755
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (c)		3,816	3,243,600
Range Resources Corp.:
5.75%, 6/01/21		568	596,400
5.00%, 8/15/22		530	547,225
5.00%, 3/15/23		1,193	1,186,289
Regency Energy Partners LP / Regency Energy Finance Corp.:
6.50%, 7/15/21		685	712,400
5.88%, 3/01/22		247	254,410
5.50%, 4/15/23		2,059	2,059,000
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		628	646,840
4.50%, 11/01/23		2,835	2,664,900
RKI Exploration & Production LLC/RKI Finance Corp., 8.50%, 8/01/21 (c)		313	297,350
Rockies Express Pipeline LLC, 6.00%, 1/15/19 (c)		2,524	2,650,200

Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22 (c)	USD	1,747	$1,703,325
Rosetta Resources, Inc., 5.88%, 6/01/24		1,007	946,580
RSP Permian, Inc., 6.63%, 10/01/22 (c)		1,756	1,707,710
Sabine Pass Liquefaction LLC (c):
5.63%, 4/15/23		3,087	3,148,740
5.75%, 5/15/24		5,085	5,142,206
Sanchez Energy Corp., 6.13%, 1/15/23 (c)		4,282	3,853,800
SandRidge Energy, Inc.:
8.75%, 1/15/20		141	117,030
7.50%, 2/15/23		1,378	1,061,060
Seven Generations Energy Ltd., 8.25%, 5/15/20 (c)		5,098	5,276,430
Seventy Seven Energy, Inc., 6.50%, 7/15/22 (c)		1,133	866,745
Seventy Seven Operating LLC, 6.63%, 11/15/19		1,112	995,240
SM Energy Co., 6.50%, 1/01/23		951	962,888
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
7.50%, 7/01/21		1,566	1,691,280
5.50%, 8/15/22		1,711	1,693,890
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.38%, 8/01/22		3,852	4,083,120
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (c)		3,154	3,217,080
Triangle USA Petroleum Corp., 6.75%, 7/15/22 (c)		1,057	861,455
Ultra Petroleum Corp., 5.75%, 12/15/18 (c)		979	950,854
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		1,500	1,432,500
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,770	1,721,325
5.75%, 3/15/21		1,837	1,855,370

			185,504,661

Paper & Forest Products — 0.1%
Clearwater Paper Corp., 4.50%, 2/01/23		245	239,488
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	530	637,610

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	13

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Paper & Forest Products (concluded)
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)	USD	1,335	$1,361,700

			2,238,798

Pharmaceuticals — 1.7%
Endo Finance LLC/Endo Finco, Inc. (c):
7.00%, 12/15/20		628	657,830
7.25%, 1/15/22		696	744,720
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (c)		4,047	4,168,410
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (c)		3,596	3,865,700
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (c)		1,280	1,308,800
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (c)		453	497,168
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18		6,538	6,987,487
6.38%, 10/15/20		5,893	6,114,046
7.50%, 7/15/21		1,375	1,485,000
6.75%, 8/15/21		2,241	2,339,044

			28,168,205

Professional Services — 0.2%
Truven Health Analytics, Inc., 10.63%, 6/01/20		2,840	2,896,800

Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP:
6.75%, 6/01/19		5,386	5,601,440
5.63%, 3/01/23		1,422	1,418,445
Host Hotels & Resorts LP, 2.50%, 10/15/29 (c)(f)		815	1,459,869
iStar Financial, Inc.:
4.00%, 11/01/17		685	674,725
5.00%, 7/01/19		480	470,400
Rayonier AM Products, Inc., 5.50%, 6/01/24 (c)		414	385,020

			10,009,899

Real Estate Management & Development — 1.8%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (c)		4,515	4,876,200
Grand City Properties SA, Series D, 2.00%, 10/29/21	EUR	200	245,951
The Howard Hughes Corp., 6.88%, 10/01/21 (c)	USD	1,369	1,444,295
Kennedy-Wilson, Inc., 5.88%, 4/01/24		1,364	1,367,410

Corporate Bonds		Par (000)	Value

Real Estate Management & Development (concluded)
Punch Taverns Finance PLC, Series M3, 6.06%, 10/15/27 (c)(d)	GBP	1,202	$1,821,198
Realogy Corp. (c):
7.63%, 1/15/20	USD	1,986	2,154,810
9.00%, 1/15/20		1,269	1,399,072
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (c)		4,398	4,387,005
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (c)		1,065	1,088,963
RPG Byty Sro, 6.75%, 5/01/20	EUR	1,146	1,485,699
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19	USD	6,320	6,699,200
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (c)		2,305	2,305,000

			29,274,803

Road & Rail — 0.8%
EC Finance PLC, 5.13%, 7/15/21	EUR	675	864,475
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)	USD	3,372	3,447,870
The Hertz Corp.:
7.50%, 10/15/18		3,220	3,340,750
6.75%, 4/15/19		1,615	1,667,487
5.88%, 10/15/20		370	373,700
7.38%, 1/15/21		2,360	2,489,800
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		1,093	1,112,128

			13,296,210

Semiconductors & Semiconductor Equipment — 0.5%
Micron Technology, Inc., 5.50%, 2/01/25 (c)		4,645	4,668,225
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (c)		2,065	2,183,737
Sensata Technologies BV, 5.63%, 11/01/24 (c)		903	958,309

			7,810,271

Software — 1.4%
Audatex North America, Inc., 6.13%, 11/01/23 (c)		1,350	1,400,625
BMC Software Finance, Inc., 8.13%, 7/15/21 (c)		917	859,688
Igloo Holdings Corp., (8.25% Cash or 9.00% PIK), 8.25%, 12/15/17 (c)(g)		881	887,608
Infor Software Parent LLC/Infor Software Parent, Inc., (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (c)(g)		4,891	4,878,772
Infor US, Inc., 9.38%, 4/01/19		9,815	10,615,413

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	14

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Software (concluded)
Nuance Communications, Inc., 5.38%, 8/15/20 (c)	USD	2,430	$2,448,225
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (c)		2,437	2,619,775

			23,710,106

Specialty Retail — 1.6%
Asbury Automotive Group, Inc.:
8.38%, 11/15/20		2,030	2,263,044
6.00%, 12/15/24 (c)(e)		1,168	1,185,520
The Hillman Group, Inc., 6.38%, 7/15/22 (c)		1,438	1,398,455
L Brands, Inc., 8.50%, 6/15/19		3,925	4,651,125
Magnolia BC SA, 9.00%, 8/01/20	EUR	752	897,672
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	438	721,784
Party City Holdings, Inc., 8.88%, 8/01/20	USD	3,489	3,759,397
PC Nextco Holdings LLC/PC Nextco Finance, Inc., (8.75% Cash or 9.50% PIK), 8.75%, 8/15/19 (c)(g)		1,575	1,598,625
Penske Automotive Group, Inc.:
5.75%, 10/01/22		1,775	1,841,563
5.38%, 12/01/24		1,335	1,338,338
QVC, Inc., 7.38%, 10/15/20 (c)		1,640	1,728,150
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22		2,359	2,488,745
THOM Europe SAS, 7.38%, 7/15/19	EUR	1,190	1,372,427
TUI AG, 4.50%, 10/01/19		204	263,493
Twin Set-Simona Barbieri SpA, 5.96%, 7/15/19 (d)		649	694,019

			26,202,357

Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., 6.88%, 5/01/22	USD	2,430	2,642,625
Polymer Group, Inc., 6.88%, 6/01/19 (c)		900	879,750
PVH Corp., 4.50%, 12/15/22		1,401	1,393,995
Springs Industries, Inc., 6.25%, 6/01/21		2,444	2,389,010
The William Carter Co., 5.25%, 8/15/21		1,398	1,450,425

			8,755,805

Thrifts & Mortgage Finance — 0.2%
Radian Group, Inc.:
3.00%, 11/15/17 (f)		330	515,831
2.25%, 3/01/19 (f)		712	1,169,015

Corporate Bonds		Par (000)	Value

Thrifts & Mortgage Finance (concluded)
5.50%, 6/01/19	USD	926	$953,780

			2,638,626

Trading Companies & Distributors — 0.5%
Ashtead Capital, Inc. (c):
6.50%, 7/15/22		4,976	5,336,760
5.63%, 10/01/24		2,095	2,210,225
Travis Perkins PLC, 4.38%, 9/15/21	GBP	729	1,140,406

			8,687,391

Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (c)	USD	3,220	3,155,600
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (c)(g)		2,553	2,412,585

			5,568,185

Wireless Telecommunication Services — 5.4%
Crown Castle International Corp., 5.25%, 1/15/23		4,871	4,956,242
Digicel Group Ltd. (c):
8.25%, 9/30/20		3,495	3,582,375
7.13%, 4/01/22		6,215	6,075,162
Digicel Ltd., 6.00%, 4/15/21 (c)		7,619	7,466,620
The Geo Group, Inc.:
5.88%, 1/15/22		2,220	2,292,150
5.88%, 10/15/24		2,030	2,070,600
SBA Communications Corp., 4.88%, 7/15/22 (c)		3,775	3,671,188
Sprint Capital Corp., 8.75%, 3/15/32		1,330	1,398,163
Sprint Communications, Inc. (c):
9.00%, 11/15/18		13,529	15,659,817
7.00%, 3/01/20		6,812	7,497,457
Sprint Corp.:
7.88%, 9/15/23		6,044	6,331,090
7.13%, 6/15/24		4,742	4,688,653
T-Mobile USA, Inc.:
6.63%, 4/28/21		1,897	1,953,910
6.13%, 1/15/22		367	373,423
6.73%, 4/28/22		1,227	1,269,945
6.00%, 3/01/23		2,244	2,277,660
6.50%, 1/15/24		2,638	2,697,355
6.38%, 3/01/25		7,145	7,252,175
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	4,549	5,653,502
4.08%, 7/15/20 (d)		2,115	2,588,208

			89,755,695

Total Corporate Bonds — 102.2%			1,687,779,594

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	15

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (d)		Par (000)	Value

Aerospace & Defense — 0.2%
BE Aerospace, Inc., 2014 Term Loan B, 5.25%, 11/19/21	USD	3,300	$3,303,432

Air Freight & Logistics — 0.2%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		1,149	1,085,283
CEVA Intercompany BV, Synthetic LC, 6.50%, 3/19/21		1,205	1,138,757
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		208	196,338
CEVA Logistics U.S. Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,662	1,570,700

			3,991,078

Airlines — 0.8%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		2,349	2,318,300
Northwest Airlines, Inc.:
2.18%, 3/10/17		4,430	4,291,024
1.56%, 9/10/18		6,495	6,178,052

			12,787,376

Auto Components — 0.7%
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		11,445	11,326,315

Building Products — 0.1%
Wilsonart LLC, Term Loan B, 4.00%, 10/31/19		2,309	2,269,926

Capital Markets — 0.3%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		2,300	2,124,625
Term Loan B, 6.75%, 4/30/18		199	190,574
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		2,983	2,959,140

			5,274,339

Chemicals — 0.2%
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,348	1,328,900
OXEA Finance LLC, 2nd Lien Term Loan, 8.25%, 7/15/20		1,615	1,566,550

			2,895,450

Commercial Services & Supplies — 0.3%
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,822	2,804,535
Catalent Pharma Solutions, Inc., Term Loan, 6.50%, 12/29/17		211	211,072

Floating Rate Loan Interests (d)		Par (000)	Value

Commercial Services & Supplies (concluded)
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19	USD	2,627	$2,607,993

			5,623,600

Communications Equipment — 1.0%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		2,310	2,306,398
2nd Lien Term Loan, 8.00%, 8/01/22		6,800	6,919,000
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19		6,963	6,943,793

			16,169,191

Construction Materials — 0.3%
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		4,814	4,796,416

Diversified Telecommunication Services — 0.3%
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,955	2,955,528
Level 3 Financing, Inc., 2019 Term Loan, 4.00%, 8/01/19		1,785	1,780,984

			4,736,512

Electric Utilities — 0.7%
American Energy - Utica LLC, 2nd Lien Term Loan, 5.50%, 9/30/18		5,855	5,855,035
Energy Future Intermediate Holding Co LLC, DIP Term Loan, 4.25%, 6/19/16		5,103	5,106,102

			10,961,137

Electrical Equipment — 0.3%
Texas Competitive Electric Holdings Co. LLC, DIP Term Loan, 3.75%, 5/05/16		5,613	5,644,123

Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		992	988,557

Food & Staples Retailing — 0.0%
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		600	604,998

Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		3,607	3,612,444
Genesis HealthCare Corp., Term Loan B, 10.00%, 9/25/17		1,219	1,273,538

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	16

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (d)		Par (000)	Value

Health Care Providers & Services (concluded)
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20	USD	966	$964,926

			5,850,908

Hotels, Restaurants & Leisure — 3.5%
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,261	2,238,642
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		6,097	6,066,074
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 6.99%, 3/01/17		6,405	5,830,371
Term Loan B7, 9.75%, 1/28/18		6,510	5,991,375
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		8,376	7,972,275
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		2,868	2,846,304
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		3,061	3,032,616
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		5,326	5,302,172
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,770	1,742,186
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		2,317	2,295,042
Playa Resorts Holding BV, Term Loan B, 4.00%, 8/06/19		2,199	2,174,212
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		4,907	4,867,101
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21		6,980	6,998,706

			57,357,076

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		222	221,654

Industrial Conglomerates — 0.4%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		6,368	6,208,384

Insurance — 0.1%
Alliant Holdings I, Inc., Term Loan B, 4.25%, 12/20/19		1,650	1,642,106

Internet Software & Services — 0.2%
Interactive Data Corp., 2014 Term Loan, 4.50%, 5/02/21		3,641	3,656,349

Floating Rate Loan Interests (d)		Par (000)	Value

IT Services — 1.0%
Ceridian LLC, Term Loan B2, 4.50%, 5/09/17	USD	841	$833,356
First Data Corp.:
2018 Extended Term Loan, 3.66%, 3/23/18		15,480	15,276,903
2018 Term Loan, 3.66%, 9/24/18		200	197,208

			16,307,467

Machinery — 0.2%
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,886	2,865,445
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,121	1,093,080

			3,958,525

Media — 1.1%
Cengage Learning Acquisitions, Inc.:
0.00%, 7/03/15 (a)(k)		10,469	1
7.00%, 3/31/20		5,107	5,106,139
Charter Communications Operating LLC, Term Loan G, 4.25%, 9/12/21		4,030	4,056,114
Clear Channel Communications, Inc.:
Term Loan B, 3.81%, 1/29/16		362	358,028
Term Loan D, 6.91%, 1/30/19		4,098	3,850,737
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		75	70,802
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		3,410	3,414,494
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		225	224,259
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		1,795	1,776,494

			18,857,068

Metals & Mining — 0.1%
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,587	1,584,477

Multiline Retail — 0.2%
BJ's Wholesale Club, Inc., 2nd Lien Term Loan, 8.50%, 3/26/20		1,065	1,065,756
Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		2,589	2,571,243

			3,636,999

Oil, Gas & Consumable Fuels — 0.2%
American Energy - Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		1,001	946,949

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	17

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (d)		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18	USD	1,436	$1,263,720
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		1,674	1,657,406

			3,868,075

Pharmaceuticals — 0.8%
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.16%, 2/27/21		4,761	4,714,940
Mallinckrodt International Finance SA, Term Loan B, 3.50%, 3/19/21		1,811	1,794,204
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		4,624	4,555,964
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		1,373	1,369,257

			12,434,365

Professional Services — 0.3%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,645	1,631,112
2014 2nd Lien Term Loan, 7.50%, 7/25/22		2,495	2,476,288
Delayed Draw Term Loan, 4.25%, 7/23/21		55	54,370

			4,161,770

Real Estate Management & Development — 0.0%
Realogy Corp., Extended Letter of Credit, 4.40%, 10/10/16		229	224,445

Road & Rail — 0.1%
Hertz Corp., Term Loan B2, 3.00%, 3/11/18		1,020	995,265

Semiconductors & Semiconductor Equipment — 0.4%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		5,062	5,059,781
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/20		1,954	1,936,664

			6,996,445

Software — 0.4%
GCA Services Group, Inc., 2nd Lien Term Loan, 9.25%, 10/22/20		260	259,350
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,713	2,672,567
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		3,445	3,547,973

Floating Rate Loan Interests (d)		Par (000)	Value

Software (concluded)
Tibco Software, Inc., Term Loan B, 6.50%, 11/04/20	USD	930	$910,628

			7,390,518

Technology Hardware, Storage & Peripherals — 0.1%
Dell Inc., Term Loan C, 3.75%, 10/29/18		2,094	2,076,779

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		6,118	5,942,229

Total Floating Rate Loan Interests — 15.4%			254,743,354

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (c)(d)		3,829	3,931,682

Other Interests (l)		Beneficial Interest (000)

Auto Components — 0.0%
Lear Corp. Escrow		1,250	10,938

Media — 0.0%
Adelphia Escrow (a)		4,000	40
Adelphia Recovery Trust (a)		5,017	1,003

			1,043

Total Other Interests — 0.0%			11,981

Preferred Securities

Capital Trusts		Par (000)

Banks — 0.4%
Wells Fargo & Co., Series S, 5.90% (d)(h)		6,425	6,609,719

Capital Markets — 0.4%
The Goldman Sachs Group, Inc., Series L, 5.70% (d)(h)		5,978	6,112,505

Diversified Financial Services — 1.4%
Bank of America Corp.:
Series U, 5.20% (d)(h)		795	729,015
Series V, 5.13% (d)(h)		5,620	5,437,350

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	18

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Capital Trusts		Par (000)	Value

Diversified Financial Services (concluded)
Barclays PLC, 8.00% (d)(h)	USD	985	$1,282,756
Citigroup, Inc., Series D, 5.35% (d)(h)		1,055	981,150
JPMorgan Chase & Co. (d)(h):
Series Q, 5.15%		850	813,875
Series U, 6.13%		4,228	4,275,565
Series V, 5.00%		5,615	5,513,930
Morgan Stanley, Series H, 5.45% (d)(h)		4,815	4,851,112

			23,884,753

Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 4.38%, (d)(h)		700	875,551

Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (c)(h)		400	416,500

Total Capital Trusts — 2.3%			37,899,028

Preferred Stocks		Shares

Capital Markets — 0.5%
Orange SA, 4.00% (d)(h)		1,225,000	1,567,662
RBS Capital Funding Trust, Series F, 6.25%		93,975	2,321,089
RBS Capital Funding Trust VII, 6.08%		3,801,775	3,685,694
State Street Corp., Series D, 5.90% (d)		20,889	546,456

			8,120,901

Diversified Financial Services — 0.1%
Ally Financial, Inc., Series A, 8.50% (d)(h)		41,694	1,106,559

Media — 0.0%
Emmis Communications Corp., Series A, 6.25%		10,300	128,750

Oil, Gas & Consumable Fuels — 0.3%
Chesapeake Energy Corp., 5.75% (f)(h)		4,151	4,713,959
Chesapeake Energy Corp., 5.75% (c)		1,182	1,272,127

			5,986,086

Preferred Stocks		Shares	Value

Real Estate Management & Development — 0.1%
Concrete Investments II, 0.00%		4,997	$863,679

Software — 1.8%
Amaya Gaming Group, Inc., 0.00%		19,851	29,598,561

Total Preferred Stocks — 2.8%			45,804,536

Trust Preferred		Par (000)

Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13% (d)	USD	7,537	7,943,546

Total Preferred Securities — 5.6%			91,647,110

Warrants (m)		Shares

Media — 0.0%
New Vision Holdings LLC (Expires 12/31/14)		89,790	4,857

Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15)		31,614,557	258,195

Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		6,494	31,587

Total Warrants — 0.0%			294,639

Total Long-Term Investments (Cost — $2,280,875,349) — 138.8%			2,291,680,820

Options Purchased (Cost — $464,170) — 0.0%			359,700

Total Investments (Cost — $2,281,339,519*) — 138.8%			2,292,040,520
Liabilities in Excess of Other Assets — (38.8)%			(640,912,869)

Net Assets — 100.0%			$1,651,127,651

*			As of November 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost			$2,286,703,970

Gross unrealized appreciation			$93,236,991
Gross unrealized depreciation			(87,900,441)

Net unrealized appreciation			$5,336,550

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	19

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security is held by a wholly owned subsidiary.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Variable rate security. Rate shown is as of report date.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

Bank of America N.A.	$11,257,087	$227,088
Barclays Capital Inc.	$5,358,570	$(13,430)
Citigroup Global Markets Holdings, Inc.	$3,588,895	$—
Credit Suisse Securities (USA) LLC	$3,701,600	$18,765
Goldman Sachs & Co.	$949,850	$—
Jefferies Co.	$1,945,000	$—
Morgan Stanley & Co. LLC	$2,925,100	$470
Robert W. Bard Co., Inc.	$239,400	$(600)

(f)	Convertible security.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Security is perpetual in nature and has no stated maturity date.
(i)	Zero-coupon bond.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(k)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
MSCI	Morgan Stanley Capital International
PIK	Payment-In-Kind.
USD	U.S. Dollar

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	20

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	Financial futures contracts outstanding as of November 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation

(950)	S&P 500 E-Mini Index	Chicago Mercantile	December 2014	USD	98,149,250	$(4,894,221)
(146)	Russell 2000 E-Mini Index	Chicago Mercantile	December 2014	USD	17,105,360	(448,459)

Total						$(5,342,680)

•	Forward foreign currency exchange contracts outstanding as of November 30, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	910,000	USD	810,106	Standard Chartered Bank	1/21/15	$(15,234)
CAD	3,895,000	USD	3,438,508	State Street Bank and Trust Co.	1/21/15	(36,282)
EUR	1,097,000	USD	1,376,108	Bank of America N.A.	1/21/15	(11,602)
EUR	102,000	USD	127,652	Bank of America N.A.	1/21/15	(779)
EUR	5,800,000	USD	7,207,917	BNP Paribas S.A.	1/21/15	6,427
EUR	380,000	USD	474,124	BNP Paribas S.A.	1/21/15	(1,460)
EUR	1,041,000	USD	1,300,231	JPMorgan Chase Bank N.A.	1/21/15	(5,381)
EUR	480,000	USD	612,600	State Street Bank and Trust Co.	1/21/15	(15,551)
EUR	444,000	USD	552,576	State Street Bank and Trust Co.	1/21/15	(305)
GBP	1,003,000	USD	1,571,579	Bank of America N.A.	1/21/15	(5,387)
GBP	182,000	USD	293,514	State Street Bank and Trust Co.	1/21/15	(9,320)
GBP	397,000	USD	634,731	The Bank of New York Mellon	1/21/15	(14,813)
USD	675,444	AUD	781,000	UBS AG	1/21/15	13,251
USD	55,619,411	CAD	62,472,000	Barclays Bank PLC	1/21/15	1,051,025
USD	1,326,069	CAD	1,480,000	Citibank N.A.	1/21/15	33,310
USD	5,741,951	CAD	6,555,000	Toronto - Dominion Bank	1/21/15	16,254
USD	583,237	EUR	460,000	BNP Paribas S.A.	1/21/15	11,065
USD	998,448	EUR	789,000	Goldman Sachs International	1/21/15	17,048
USD	154,508,625	EUR	121,102,500	JPMorgan Chase Bank N.A.	1/21/15	3,874,994
USD	251,098	EUR	200,000	UBS AG	1/21/15	2,327
USD	63,255,417	GBP	39,672,000	Barclays Bank PLC	1/21/15	1,307,321
Total						$6,216,908

•	Exchange-traded options purchased as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts		Market Value

S&P 500 Index	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Put	USD	206.00	12/20/14	1,650	$359,700

•	OTC options purchased as of November 30, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value

Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/21/19	39	$—

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	21

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

•	OTC credit default swaps – sold protection outstanding as of November 30, 2014 were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]		Notional Amount (000)[2]	Market Value	Premiums Paid (Received)	Unrealized Appreciation
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	B+	USD	8,180	$1,532,438	—	$1,532,438
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	340	54,755	$31,725	23,030
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	363	58,500	34,413	24,087
Trionista Holdco GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	289	46,472	33,091	13,381
Level 3 Communications, Inc.	5.00%	Goldman Sachs International	6/20/19	B	USD	5,000	676,403	(350,002)	1,026,405

Total							$2,368,568	$(250,773)	$2,619,341

•	For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting] purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

	•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	22

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$31,866,534	$11,314,927	$43,181,461
Common Stocks	120,323,864	55,013,656	34,753,479	210,090,999
Corporate Bonds	—	1,660,810,346	26,969,248	1,687,779,594
Floating Rate Loan Interests	—	220,551,697	34,191,657	254,743,354
Non-Agency Mortgage-Backed Securities	—	3,931,682	—	3,931,682
Other Interests	—	1,003	10,978	11,981
Preferred Securities	20,317,302	40,867,567	30,462,241	91,647,110
Warrants	170,705	—	123,934	294,639
Options Purchased:
Equity Contracts	359,700	—	—	359,700

Total	$141,171,571	$2,013,042,485	$137,826,464	$2,292,040,520

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$2,619,341	—	$2,619,341
Foreign currency exchange contracts	—	6,333,022	—	6,333,022
Liabilities:
Credit contracts	—	—	—
Equity contracts	$(5,342,680)	—	—	(5,342,680)
Foreign currency exchange contracts	—	(116,114)	—	(116,114)

Total	$(5,342,680)	$8,836,249	—	$3,493,569

[1]	Derivative financial instruments are swaps, financial futures contracts, and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	23

Schedule of Investments (continued)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of November 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$128,934	—	—	$128,934
Cash pledged for financial futures contracts	5,327,000	—	—	5,327,000
Liabilities:
Bank borrowings payable	—	$(656,000,000)	—	(656,000,000)
Cash received as collateral for OTC swaps	—	(2,700,000)	—	(2,700,000)
Foreign currency overdraft	—	(135,804)	—	(135,804)

Total	$5,455,934	$(658,835,804)	$—	$(653,379,870)

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of August 31, 2014	$56,896,277	$ 6,775,056	$29,135,018	$38,229,343	$10,978	$1,011,134	$4,857	$132,062,663
Transfers into Level 3[1]	—	—	—	9,982,501	—	22,866,140	118,682	32,967,323
Transfers out of Level 3[2]	(16,930,672)	(5,448,731)	—	(8,954,880)	—	—	—	(31,334,283)
Accrued discounts/premiums	—	62	(3,623)	71,676	—	—	—	68,115
Net realized gain (loss)	—	—	38,581	121,311	—	—	—	159,892
Net change in unrealized appreciation/ depreciation[3,4]	(5,212,126)	(15,395)	(179,702)	(653,339)	—	6,578,374	395	518,207
Purchases	—	10,003,935	1,671,484	80,285	—	1,028,592	—	12,784,296
Sales	—	—	(3,692,510)	(4,685,240)	—	(1,021,999)	—	(9,399,749)
Closing Balance, as of November 30, 2014	$34,753,479	$11,314,927	$26,969,248	$34,191,657	$10,978	$30,462,241	$123,934	$137,826,464

Net change in unrealized appreciation/depreciation on investments still held at November 30, 2014[4]	$(5,212,126)	$88(15,395)	$8(153,402)	$(652,060)	—	$6,574,102	$395	$541,514

[1]	As of August 31, 2014, the Trust used significant observable inputs in determining the value of certain investments. As of November 30, 2014, the Trust used unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $32,967,323 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of November 30, 2014, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $32,967,323 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statements of Operations.
[4]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments held as of November 30, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could results in a significantly lower or higher value of such Level 3 instruments.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	24

Schedule of Investments (concluded)	BlackRock Corporate High Yield Fund, Inc. (HYT)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Global Valuation Committee to determine the value of certain of the Trust’s Level 3 investments and derivative financial instruments as of November 30, 2014. The table does not include Level 3 investments and derivative financial instruments with values derived based upon unadjusted third party pricing information. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments. The value of Level 3 investments and derivative financial instruments derived using third party pricing information is $80,069,894.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$10,862,810	Market Comparable Companies	2P (Proved and Probable) Reserves
			+2C (Contingent) Resources Multiple[2]	CAD $0.45x
			PV-10 Multiple[2,3]	0.19x
	17,637,548	Market Comparable Companies	Fleet Value Multiple	1.11x
			2016E EBITDA Multiple	4.73x
	6,253,117	Market Comparable Companies	Last 12 Months EBITDA Multiple[2]	5.13x-5.88x
			Current Fiscal Year EBITDA Multiple[2]	4.63x-6.25x
			Discontinued Operations Expected Sales Proceeds	$150[4]
Corporate Bonds	1,888,157	Cost[1]	N/A	—
	17,957,116	Other	Internal Rate of Return[3]	9.50%
	4,906,200	Discounted Cash Flow	Internal Rate of Return[3]	10.00%
	2,217,774	Par	Call Price[2]	—
Preferred Stock	29,598,562	Last Dealer Mark - Adjusted	Illiquidity Discount	1.67%
Warrants	4,857	Estimated Recovery Value	Distribution Rate[3]	$0.0541
	31,587	Last Dealer Mark - Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity	120.00%
Total	$91,357,728

[1]	The Trust fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.
[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[3]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[4]	Amount is stated in millions.

BLACKROCK CORPORATE HIGH YIELD FUND, INC.	NOVEMBER 30, 2014	25

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 22, 2015

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund, Inc.

Date: January 22, 2015